SEGMENT REPORTING - NARRATIVE (Details) - Total Sales - Customer Concentration - customer	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Two Customers
Concentration risk
Number of customers	2	2	2
Home Depot
Concentration risk
Percent of sales	16.00%	24.00%	19.00%
Lowes
Concentration risk
Percent of sales	10.00%	4.00%	4.00%